Digital Currencies and Derivative Asset - Schedule of continuity of digital currencies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Number_of_coins	Mar. 31, 2025 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)	$ 181,146
Digital currencies, end of period (Amount)	$ 47,326	$ 181,146
Deposit on equipment | Number_of_coins	(1,565)
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)	$ 180,741	161,258
Digital currency mined (non-cash consideration) (Amount)	40,788	105,158
Digital currency purchased (Amount)	8,921
Digital currency sold (Amount)	(60,476)	(107,101)
Deposit on equipment (Amount)	(129,401)	(16,043)
Revaluation adjustment (Amount)	5,890	37,469
Digital currencies, end of period (Amount)	$ 46,463	$ 180,741
Digital currency assets, beginning of period | Number_of_coins	2,201	2,287
Digital currency mined (non-cash consideration) | Number_of_coins	406	1,414
Digital currency purchased | Number_of_coins	86
Digital currency sold | Number_of_coins	(693)	(1,328)
Deposit on equipment | Number_of_coins	(1,565)	(172)
Revaluation adjustment | Number_of_coins	0	0
Digital currency assets, end of period | Number_of_coins	435	2,201
Ethereum Classic [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)	$ 6	$ 196
Digital currency mined (non-cash consideration) (Amount)		0
Digital currency sold (Amount)		(105)
Revaluation adjustment (Amount)		(85)
Digital currencies, end of period (Amount)	$ 6	$ 6
Digital currency assets, beginning of period | Number_of_coins	373	5,746
Digital currency mined (non-cash consideration) | Number_of_coins		0
Digital currency sold | Number_of_coins		(5,373)
Revaluation adjustment | Number_of_coins		0
Digital currency assets, end of period | Number_of_coins	373	373